Fair Value Measurements - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Monte Carlo Simulation [Member]
Total unit value	$ 67.5
Fair Value Assumptions Expected Term	9 months
Fair Value Assumptions Expected Volatility Rate	64.20%
Fair Value Assumptions Risk Free Interest Rate	0.53%
Option Pricing Model [Member]
Total unit value	$ 0.0
Option Pricing Model [Member] | Minimum [Member]
Fair Value Assumptions Expected Term	2 years 14 days
Fair Value Assumptions Expected Volatility Rate	67.40%
Fair Value Assumptions Risk Free Interest Rate	0.75%
Option Pricing Model [Member] | Maximum
Fair Value Assumptions Expected Term	3 years 14 days
Fair Value Assumptions Expected Volatility Rate	68.70%
Fair Value Assumptions Risk Free Interest Rate	0.87%